SEGMENT REPORTING	12 Months Ended
Dec. 31, 2012
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 18—SEGMENT REPORTING

        With the Company's strategic shifts, beginning on January 1, 2011, the Company realigned its reporting segments to better reflect its new operating structure. Effective January 1, 2011, the new reporting segments are as follows:

  •
  Equipment—Focusing on the Company's equipment sales including network infrastructure and application products. Network infrastructure products mainly include broadband products. Network application products mainly include Wireless infrastructure technologies.

  •
  Services—Providing services and support of the Company's equipment products and also the new operational support segment.

  •
  Equipment Based Services—Services and support the Company provides to customers after their purchases of equipment.

  •
  Operational Support Services—Provides new services consisting of:

  •
  Integrated multi-screen viewing from a single managed platform

  •
  Time and location shifting

  •
  Reliable HD streaming

        These revenues will be generated through advertising, subscription and software license fees.

        The Company's Chief Operating Decision Makers make financial decisions based on information it receives from its internal management system and currently evaluates the operating performance and allocates resources to the reporting segments based on segment revenue and gross profit. Cost of sales and direct expenses in relation to production are assigned to the reporting segments. The accounting policies used in measuring segment assets and operating performance are the same as those used at the consolidated level.

        Summarized below are the Company's segment net sales, gross profit and segment margin for the years ended December 31, 2012, 2011 and 2010 based on the current reporting segment structure. The Company has reclassified its previously reported segment information for the years ended December 31, 2010 to conform to the current segment presentation.

	Years ended December 31,
Net Sales by Segment	2012	% of net sales	2011	% of net sales	2010	% of net sales
	(in thousands, except percentages)
Equipment	$160,688	86%	$285,493	89%	$251,134	86%
Services—Equipment Based Services	25,784	14%	34,539	11%	40,401	14%
—Operational Support Services	256	0%	544	0%	—	0%

Total Sales	$186,728	100%	$320,576	100%	$291,535	100%

	Years ended December 31,
Gross profit by Segment	2012	Gross profit %	2011	Gross profit %	2010	Gross profit %
	(in thousands, except percentages)
Equipment	$64,835	40%	$107,030	37%	$57,567	23%
Services—Equipment Based Services	3,546	14%	9,271	27%	12,671	31%
—Operational Support Services	(223)	-87%	(1,967)	-362%	—	0%

Total Gross profit	$68,158	37%	$114,334	36%	$70,238	24%

	Years ended December 31,
Segment Margin and Operating Loss	2012	2011	2010
	(in thousands)
Equipment	$34,661	$72,598	$15,850
Services—Equipment Based Services	3,524	9,162	13,174
—Operational Support Services	(7,420)	(9,806)	(206)

Total segment margin	30,765	71,954	28,818

General and Corporate	(63,351)	(51,155)	(102,540)

Operating Income (Loss)	$(32,586)	$20,799	$(73,722)

        General and corporate expenses include all un-allocated expenses such as sales and marketing, general and administration, common R&D expenses, equity award related charges and restructuring and impairment charges.

        Sales are attributed to a geographical area based upon the location of the customer. Sales data by geographical area are as follows:

	Years Ended December 31,
	2012	% of net sales	2011	% of net sales	2010	% of net sales
	(in thousands, except percentages)
Net Sales by Region
China	$38,544	21%	$157,564	49%	$166,621	57%
Japan	99,367	53%	96,257	30%	48,217	17%
India	23,992	13%	30,789	10%	31,426	11%
United States	—	0%	—	0%	5,903	2%
Other	24,825	13%	35,966	11%	39,368	13%

Total	$186,728	100%	$320,576	100%	$291,535	100%

        Long-lived assets, consisting of property, plant and equipment, by geographical area are as follows:

	December 31,
	2012	2011
	(in thousands)
United States	$—	$34
China	7,729	11,339
Other	1,137	826

Total long-lived assets	$8,866	$12,199